RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Line of credit facility	$ 8,000,000
Total related party notes and advances payable		$ 7,181,000	$ 5,185,000	$ 2,472,000
Hyperscale advance payable [Member]
Related Party Transaction [Line Items]
Interest rate		10.00%	10.00%
Line of credit facility		$ 8,000,000
Total related party notes and advances payable		$ 7,104,000	$ 5,118,000	2,407,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Interest rate		14.00%	14.00%
Total related party notes and advances payable		$ 26,000	$ 46,000	51,000
Chief Executive Officer 1 [Member]
Related Party Transaction [Line Items]
Interest rate		22.00%
Total related party notes and advances payable		$ 25,000
Non-officer advance payable [Member]
Related Party Transaction [Line Items]
Total related party notes and advances payable		$ 26,000	$ 21,000	$ 14,000